Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments by category
Schedule of financial instruments

		As at December 31,
	Note	2019	2020
		RMB’000	RMB’000
Financial assets
Financial assets at amortized cost
— Trade receivables	18	710,123	838,690
— Prepayments and other receivables (excluding non-financial asset items)	19	368,224	304,340
— Financial assets measured at amortized cost from banking operations	20	—	576,305
— Restricted cash	22	3,440,289	2,280,499
— Cash and cash equivalents	23	1,077,875	3,055,194
Financial assets at fair value through other comprehensive income (FVOCI)	16	393,448	21,828
Financial assets at fair value through profit or loss (FVPL)	21	1,690,967	1,487,871
Total		7,680,926	8,564,727

Financial liabilities
Liabilities at amortized cost
— Trade and other payables (excluding non-financial liability items)	27	1,231,352	1,226,120
— Short‑term borrowings	28	3,218,566	2,283,307
— Customer deposits	29	—	405,853
Derivative financial liability
— Held at FVPL	30	2,682	165,880
Total		4,452,600	4,081,160